Schedule of Long-term Loans (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Loan from Bank of Beijing
Debt Instrument [Line Items]
Debt instrument, interest rate	6.46%
Debt instrument, maturity date	Aug. 14, 2022
Loan from Bank of China
Debt Instrument [Line Items]
Debt instrument, interest rate	6.072%
Debt instrument, maturity date	Nov. 07, 2028
Loan from Xiamen International Bank
Debt Instrument [Line Items]
Debt instrument, interest rate	7.40%
Debt instrument, maturity date	Jan. 06, 2022
Loan from Industrial Bank
Debt Instrument [Line Items]
Debt instrument, interest rate	6.175%
Debt instrument, maturity date	Oct. 20, 2022